CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
OPERATING ACTIVITIES
Net loss	$ (17,242,182)	$ (34,631,239)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	750,927	751,038
Stock based compensation	348,993	0
Shares issued for non-employee services	3,999,614	4,620,000
(Increase) decrease in:
Accounts receivable	8,075	(8,075)
Interest receivable	(833)	0
Prepaid assets	76,724	0
Right of use asset/liability	(623)	836
Increase (decrease) in:
Accounts payable	382,983	193,780
Accrued expenses	119,193	161,050
NET CASH USED IN OPERATING ACTIVITIES	(5,545,728)	(3,028,459)
INVESTING ACTIVITIES
NET CASH USED IN INVESTING ACTIVITIES	0	0
FINANCING ACTIVITIES
Repayment of notes payable	(374,999)	(300,000)
Shares issued for cash	500,000	3,271,485
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,165,936	8,219,809
NET INCREASE (DECREASE) IN CASH	(2,379,792)	5,191,351
CASH AT BEGINNING OF PERIOD	3,791,302	2,179,558
CASH AT END OF PERIOD	1,411,510	7,370,909
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest paid	0	0
Taxes paid (refunded)	$ 0	$ 0